SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Disclosure of entity's operating segments
c)    Reportable Segment Measures

AS AT AND FOR THE YEAR ENDED DEC. 31, 2023 (MILLIONS)	Asset Management	Insurance Solutions[2]	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total Segments	Note
External revenues	$10,219	n/a	$5,310	$18,234	$55,683	$6,169	$309	$95,924
Inter-segment and other revenues[1]	4,820	n/a	—	6	56	35	32	4,949	i
Segmented revenues	15,039	n/a	5,310	18,240	55,739	6,204	341	100,873
DE	3,135	740	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO[1]	n/a	n/a	418	653	1,876	n/a	(463)	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	3,616	n/a	n/a	ii
Common Equity	19,484	6,144	4,887	2,537	3,291	22,413	(17,082)	41,674
1.We equity account for our investment in Oaktree and include our share of the FFO at 68%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For the year ended December 31, 2023, $1.7 billion of Oaktree’s revenue was included in our Asset Management segment revenue.
2.We equity account for our investment in BNRE, and as such do not generate consolidated external or inter-segment revenues.

AS AT AND FOR THE YEAR ENDED DEC. 31, 2022 (MILLIONS)	Asset Management	Insurance Solutions[2]	Renewable Power and Transition	Infrastructure	Private Equity	Real Estate	Corporate Activities	Total Segments	Note
External revenues	$8,955	n/a	$5,198	$14,660	$57,333	$6,457	$166	$92,769
Inter-segment and other revenues[1]	4,289	n/a	—	4	207	32	(41)	4,491	i
Segmented revenues	13,244	n/a	5,198	14,664	57,540	6,489	125	97,260
DE	3,678	388	n/a	n/a	n/a	n/a	n/a	n/a	ii
FFO[1]	n/a	n/a	401	576	857	n/a	(366)	n/a	ii
NOI	n/a	n/a	n/a	n/a	n/a	3,472	n/a	n/a	ii
Common Equity	19,645	3,996	5,274	2,524	2,439	22,825	(17,095)	39,608
1.We equity account for our investment in Oaktree and include our share of the FFO at 64%. For segment reporting, Oaktree’s revenue is shown on a 100% basis. For year ended December 31, 2022, $1.5 billion of Oaktree’s revenue was included in our Asset Management segment revenue.
2.We equity account for our investment in BNRE, and as such do not generate consolidated external or inter-segment revenues.